Summary of Significant Accounting Policies - Principles of Consolidation and Research and Development (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant accounting policies
Maturity period of cash equivalents			90 days
Advertising Costs
Advertising expenses	$ 83	$ 131	$ 432	$ 520	$ 426
Research and Development
Research and development costs	$ 7	$ 6	$ 24	$ 21	$ 24
Minimum
Property and Equipment
Useful life of property and equipment			2 years
Business Combinations
Amortization of finite lived intangible assets useful life			5 years
Maximum
Property and Equipment
Useful life of property and equipment			40 years
Business Combinations
Amortization of finite lived intangible assets useful life			20 years
Long-Term Deferred Revenue, Distribution and Carriage Payments
Deferred upfront payment, amortization period			10 years